Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization - USD ($)	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	$ 1,131,500	$ 1,131,500	$ 1,181,500
Less: Accumulated amortization	(379,357)	(351,070)	(254,587)
Net Intangible Assets	752,143	780,430	926,913
Customer base [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	314,100	314,100	314,100
License agreement [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total			50,000
Intellectual property and trademarks [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	$ 817,400	$ 817,400	$ 817,400